UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-5276

Value Line Strategic Asset Management Trust
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
(Address of principal executive offices) (Zip Code)

David T. Henigson
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/08 is included with this Form.

Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2008 (Unaudited)
Shares		Value

Common Stocks — 78.6%
Aerospace/Defense — 4.0%

12,000	Alliant Techsystems, Inc. *	$1,242,360
35,000	BE Aerospace, Inc. *	1,223,250
18,000	Boeing Co. (The)	1,338,660
19,730	DRS Technologies, Inc.	1,149,864
22,000	General Dynamics Corp.	1,834,140
18,500	Goodrich Corp.	1,063,935
21,000	L-3 Communications Holdings, Inc.	2,296,140
14,000	Lockheed Martin Corp.	1,390,200
16,000	Northrop Grumman Corp.	1,244,960
40,000	Precision Castparts Corp.	4,083,200
23,500	Raytheon Co.	1,518,335
58,000	Rockwell Collins, Inc.	3,314,700
		21,699,744

Apparel — 1.1%
31,000	Gildan Activewear, Inc. Class A *	1,158,160
54,000	Guess?, Inc.	2,185,380
28,000	Phillips-Van Heusen Corp.	1,061,760
18,000	VF Corp.	1,395,180
		5,800,480

Auto Parts — 1.4%
44,000	BorgWarner, Inc.	1,893,320
137,000	Johnson Controls, Inc.	4,630,600
53,000	LKQ Corp. *	1,190,910
		7,714,830

Bank — 1.4%
62,000	Bank of Hawaii Corp.	3,072,720
12,500	State Street Corp.	987,500
116,000	Wells Fargo & Co.	3,375,600
		7,435,820

Bank - Canadian — 0.4%
36,800	Royal Bank of Canada	1,711,200
11,284	Toronto-Dominion Bank (The)	692,273
		2,403,473

Bank - Foreign — 0.3%
80,400	Banco Bilbao Vizcaya Argentaria, S.A. ADR	1,767,996

Bank - Midwest — 0.4%
18,000	Marshall & Ilsley Corp.	417,600
25,000	Northern Trust Corp.	1,661,750
		2,079,350

Beverage - Soft Drink — 0.5%
21,000	Coca-Cola Co. (The)	1,278,270
20,000	PepsiCo, Inc.	1,444,000
		2,722,270

Shares		Value

Biotechnology — 0.2%
12,100	United Therapeutics Corp. *	$1,049,070

Building Materials — 1.0%
15,000	Fluor Corp.	2,117,400
48,000	Jacobs Engineering Group, Inc. *	3,532,320
		5,649,720

Cable TV — 0.2%
27,000	Rogers Communications, Inc. Class B	969,840

Chemical - Basic — 0.7%
21,000	Agrium, Inc.	1,304,310
27,500	Celanese Corp. Series A	1,073,875
22,000	FMC Corp.	1,220,780
		3,598,965

Chemical - Diversified — 1.9%
22,000	Air Products & Chemicals, Inc.	2,024,000
40,200	Albemarle Corp.	1,468,104
56,000	Monsanto Co.	6,244,000
16,000	Pall Corp.	561,120
		10,297,224

Chemical - Specialty — 2.9%
39,000	Airgas, Inc.	1,773,330
85,000	Ecolab, Inc.	3,691,550
18,500	Lubrizol Corp. (The)	1,026,935
8,000	Mosaic Co. (The) *	820,800
56,000	Praxair, Inc.	4,716,880
17,000	Sherwin-Williams Co. (The)	867,680
48,400	Sigma-Aldrich Corp.	2,887,060
		15,784,235

Computer & Peripherals — 0.6%
50,000	Hewlett-Packard Co.	2,283,000
41,000	Western Digital Corp. *	1,108,640
		3,391,640

Computer Software & Services — 1.6%
34,000	Accenture Ltd. Class A	1,195,780
15,000	ANSYS, Inc. *	517,800
58,000	Cognizant Technology Solutions Corp. Class A *	1,672,140
23,000	DST Systems, Inc. *	1,512,020
38,000	Infosys Technologies Ltd. ADR	1,359,260
58,000	Oracle Corp. *	1,134,480
40,000	SEI Investments Co.	987,600
		8,379,080

Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2008 (Unaudited)
Shares		Value

Diversified Companies — 4.6%
16,000	Acuity Brands, Inc.	$687,200
73,500	AMETEK, Inc.	3,227,385
41,000	Barnes Group, Inc.	940,950
24,000	Brink's Co. (The)	1,612,320
45,600	Danaher Corp.	3,466,968
21,000	Honeywell International, Inc.	1,184,820
71,000	ITT Corp.	3,678,510
44,000	McDermott International, Inc. *	2,412,080
16,000	Parker Hannifin Corp.	1,108,320
13,000	SPX Corp.	1,363,700
24,400	Textron, Inc.	1,352,248
36,000	United Technologies Corp.	2,477,520
13,600	Valmont Industries, Inc.	1,195,304
		24,707,325

Drug — 2.8%
22,000	Alexion Pharmaceuticals, Inc. *	1,304,600
27,400	Allergan, Inc.	1,545,086
29,000	BioMarin Pharmaceutical, Inc. *	1,025,730
38,000	Covance, Inc. *	3,152,860
66,000	Gilead Sciences, Inc. *	3,400,980
10,000	Immucor, Inc. *	213,400
26,000	LifeCell Corp. *	1,092,780
25,000	Perrigo Co.	943,250
52,000	Pharmaceutical Product Development, Inc.	2,178,800
		14,857,486

E-Commerce — 0.3%
10,800	Equinix, Inc. *	718,092
18,400	Salesforce.com, Inc. *	1,064,808
		1,782,900

Educational Services — 0.4%
20,000	ITT Educational Services, Inc. *	918,600
6,700	Strayer Education, Inc.	1,021,750
		1,940,350

Electrical Equipment — 1.7%
32,400	Cooper Industries Ltd. Class A	1,300,860
34,000	Emerson Electric Co.	1,749,640
43,000	FLIR Systems, Inc. *	1,293,870
34,000	General Cable Corp. *	2,008,380
34,000	Thomas & Betts Corp. *	1,236,580
29,000	Trimble Navigation Ltd. *	829,110
7,000	W.W. Grainger, Inc.	534,730
8,000	Zoltek Companies, Inc. *	212,160
		9,165,330

Electrical Utility - Central — 0.6%
22,000	Entergy Corp.	2,399,760
20,600	ITC Holdings Corp.	1,072,436
		3,472,196

Shares		Value

Electrical Utility - East — 0.9%
25,000	Exelon Corp.	$2,031,750
21,000	FirstEnergy Corp.	1,441,020
7,000	PPL Corp.	321,440
24,000	Public Service Enterprise Group, Inc.	964,560
		4,758,770

Electrical Utility - West — 0.3%
33,000	Sempra Energy	1,758,240

Electronics — 1.3%
48,000	Amphenol Corp. Class A	1,788,000
41,000	Harris Corp.	1,989,730
47,000	MEMC Electronic Materials, Inc. *	3,332,300
		7,110,030

Entertainment Technology — 0.2%
23,400	Dolby Laboratories, Inc. Class A *	848,484

Environmental — 1.2%
79,500	Republic Services, Inc.	2,324,580
42,000	Stericycle, Inc. *	2,163,000
57,000	Waste Connections, Inc. *	1,752,180
		6,239,760

Financial Services - Diversified — 2.4%
14,000	Affiliated Managers Group, Inc. *	1,270,360
12,500	BlackRock, Inc. Class A	2,552,250
26,000	Eaton Vance Corp.	793,260
15,000	Franklin Resources, Inc.	1,454,850
56,000	Leucadia National Corp.	2,532,320
26,000	Loews Corp.	1,045,720
33,000	Principal Financial Group, Inc.	1,838,760
26,000	T. Rowe Price Group, Inc.	1,300,000
		12,787,520

Food Processing — 1.2%
9,800	Bunge Ltd.	851,424
56,000	Flowers Foods, Inc.	1,386,000
30,000	Hormel Foods Corp.	1,249,800
6,000	Ralcorp Holdings, Inc. *	348,900
36,000	Unilever PLC ADR	1,213,920
25,000	Wm. Wrigley Jr. Co.	1,571,000
		6,621,044

Foreign Telecommunications — 0.2%
12,300	Telefonica S.A. ADR	1,064,073

Home Appliances — 0.4%
49,000	Toro Co. (The)	2,028,110

Hotel/Gaming — 0.4%
20,000	Vail Resorts, Inc. *	965,800
28,000	WMS Industries, Inc. *	1,007,160
		1,972,960

Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2008 (Unaudited)
Shares		Value

Household Products — 0.8%
25,000	Church & Dwight Company, Inc.	$1,356,000
13,000	Energizer Holdings, Inc. *	1,176,240
5,000	Scotts Miracle-Gro Co. (The) Class A	162,100
37,000	Tupperware Brands Corp.	1,431,160
		4,125,500

Human Resources — 0.3%
30,500	Watson Wyatt Worldwide, Inc. Class A	1,730,875

Industrial Services — 1.7%
53,000	C.H. Robinson Worldwide, Inc.	2,883,200
54,800	EMCOR Group, Inc. *	1,217,108
23,000	FTI Consulting, Inc. *	1,633,920
42,000	Geo Group, Inc. (The) *	1,194,480
44,400	Iron Mountain, Inc. *	1,173,936
29,342	URS Corp. *	959,190
		9,061,834

Information Services — 1.4%
27,000	Alliance Data Systems Corp. *	1,282,770
32,000	Dun & Bradstreet Corp. (The)	2,604,160
21,000	FactSet Research Systems, Inc.	1,131,270
19,000	IHS, Inc. Class A *	1,221,890
63,000	Nuance Communications, Inc. *	1,096,830
		7,336,920

Insurance - Life — 1.5%
37,000	AFLAC, Inc.	2,403,150
66,000	Manulife Financial Corp.	2,506,680
35,000	MetLife, Inc.	2,109,100
15,000	Prudential Financial, Inc.	1,173,750
		8,192,680

Insurance - Property & Casualty — 1.0%
15,000	ACE Ltd.	825,900
28,000	Assurant, Inc.	1,704,080
28,000	Chubb Corp. (The)	1,385,440
32,000	Sun Life Financial, Inc.	1,491,200
		5,406,620

Internet — 0.2%
2,400	Google, Inc. Class A *	1,057,128

Shares		Value

Machinery — 4.7%
5,000	Bucyrus International, Inc. Class A	$508,250
17,000	Caterpillar, Inc.	1,330,930
23,000	Deere & Co.	1,850,120
16,000	Flowserve Corp.	1,670,080
60,000	Foster Wheeler Ltd. *	3,397,200
49,600	Gardner Denver, Inc. *	1,840,160
17,000	Graco, Inc.	616,420
42,000	IDEX Corp.	1,288,980
6,000	Kaydon Corp.	263,460
44,000	Lennox International, Inc.	1,582,680
67,200	Manitowoc Company, Inc. (The)	2,741,760
36,200	Robbins & Myers, Inc.	1,181,930
42,000	Roper Industries, Inc.	2,496,480
30,000	Snap-on, Inc.	1,525,500
48,000	Terex Corp. *	3,000,000
		25,293,950

Medical Services — 1.3%
46,256	DaVita, Inc. *	2,209,187
20,000	Healthways, Inc. *	706,800
24,000	Humana, Inc. *	1,076,640
14,000	Laboratory Corporation of America Holdings *	1,031,520
3,000	Pediatrix Medical Group, Inc. *	202,200
32,000	Psychiatric Solutions, Inc. *	1,085,440
9,573	WellPoint, Inc. *	422,456
		6,734,243

Medical Supplies — 5.4%
9,600	Alcon, Inc.	1,365,600
10,000	ArthroCare Corp. *	333,500
29,000	Bard (C.R.), Inc.	2,795,600
25,000	Baxter International, Inc.	1,445,500
23,000	Becton, Dickinson & Co.	1,974,550
18,500	Charles River Laboratories International, Inc. *	1,090,390
50,000	DENTSPLY International, Inc.	1,930,000
66,000	Henry Schein, Inc. *	3,788,400
30,000	Hologic, Inc. *	1,668,000
46,000	IDEXX Laboratories, Inc. *	2,265,960
27,000	Illumina, Inc. *	2,049,300
17,000	Intuitive Surgical, Inc. *	5,513,950
26,000	McKesson Corp.	1,361,620
25,500	Owens & Minor, Inc.	1,003,170
5,000	Stryker Corp.	325,250
		28,910,790

Metals Fabricating — 1.0%
24,000	Chicago Bridge & Iron Co. N.V.	941,760
52,000	Harsco Corp.	2,879,760
28,400	Kennametal, Inc.	835,812
17,000	Shaw Group, Inc. (The) *	801,380
		5,458,712

Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2008 (Unaudited)
Shares		Value

Natural Gas - Distribution — 0.2%
40,950	Southern Union Co.	$952,907

Natural Gas - Diversified — 2.6%
48,000	Energen Corp.	2,990,400
14,200	EOG Resources, Inc.	1,704,000
62,000	Equitable Resources, Inc.	3,651,800
12,000	Penn Virginia Corp.	529,080
86,110	XTO Energy, Inc.	5,326,765
		14,202,045

Oilfield Services/Equipment — 1.0%
17,000	Exterran Holdings, Inc. *	1,097,180
74,000	FMC Technologies, Inc. *	4,209,860
		5,307,040

Packaging & Container — 0.9%
30,000	AptarGroup, Inc.	1,167,900
14,000	Ball Corp.	643,160
19,000	Greif, Inc. Class A	1,290,670
32,000	Owens-Illinois, Inc. *	1,805,760
		4,907,490

Petroleum - Integrated — 0.2%
14,800	Total S.A. ADR	1,095,348

Petroleum - Producing — 1.8%
10,000	Quicksilver Resources, Inc. *	365,300
107,700	Range Resources Corp.	6,833,565
46,000	Tenaris S.A. ADR	2,293,100
		9,491,965

Pharmacy Services — 1.3%
34,000	CVS Caremark Corp.	1,377,340
64,000	Express Scripts, Inc. *	4,116,480
36,000	Medco Health Solutions, Inc. *	1,576,440
		7,070,260

Power — 0.6%
60,000	AES Corp. (The) *	1,000,200
46,600	Covanta Holding Corp. *	1,281,500
43,000	Reliant Energy, Inc. *	1,016,950
		3,298,650

Precision Instrument — 1.8%
21,000	Mettler Toledo International, Inc. *	2,039,520
112,000	Thermo Fisher Scientific, Inc. *	6,366,080
21,000	Waters Corp. *	1,169,700
		9,575,300

R.E.I.T. — 0.8%
78,000	Corrections Corp. of America *	2,146,560
34,000	ProLogis	2,001,240
		4,147,800

Shares		Value

Railroad — 1.5%
26,000	Burlington Northern Santa Fe Corp.	$2,397,720
32,000	Canadian National Railway Co.	1,546,240
6,800	CP Holders, Inc.	1,094,800
40,000	Kansas City Southern *	1,604,400
29,000	Norfolk Southern Corp.	1,575,280
		8,218,440

Restaurant — 1.1%
46,000	Darden Restaurants, Inc.	1,497,300
20,000	McDonald's Corp.	1,115,400
84,750	Sonic Corp. *	1,867,890
42,000	Yum! Brands, Inc.	1,562,820
		6,043,410

Retail - Automotive — 0.4%
6,000	Copart, Inc. *	232,560
68,000	O'Reilly Automotive, Inc. *	1,939,360
		2,171,920

Retail - Special Lines — 1.3%
104,000	Coach, Inc. *	3,135,600
48,000	Dick's Sporting Goods, Inc. *	1,285,440
22,000	GameStop Corp. Class A *	1,137,620
54,000	Men's Wearhouse, Inc. (The)	1,256,580
		6,815,240

Retail Store — 0.5%
19,000	Costco Wholesale Corp.	1,234,430
48,000	Nordstrom, Inc.	1,564,800
		2,799,230

Securities Brokerage — 0.8%
2,800	CME Group, Inc.	1,313,480
8,800	Goldman Sachs Group, Inc. (The)	1,455,432
7,000	IntercontinentalExchange, Inc. *	913,500
28,500	Raymond James Financial, Inc.	654,930
		4,337,342

Shoe — 0.6%
10,000	Deckers Outdoor Corp. *	1,078,200
26,000	NIKE, Inc. Class B	1,768,000
7,000	Wolverine World Wide, Inc.	203,070
		3,049,270

Steel - General — 0.8%
20,000	Cleveland-Cliffs, Inc.	2,396,400
32,000	Nucor Corp.	2,167,680
		4,564,080

Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2008 (Unaudited)
Shares		Value

Telecommunication Services — 2.1%
46,000	American Tower Corp. Class A *	$1,803,660
52,000	Crown Castle International Corp. *	1,793,480
17,000	Millicom International Cellular S.A. *	1,607,350
21,000	Mobile TeleSystems ADR	1,592,850
18,700	Telephone and Data Systems, Inc.	734,349
56,000	Time Warner Telecom, Inc. Class A *	867,440
65,000	Vimpel-Communications ADR	1,942,850
31,000	Vodafone Group PLC ADR	914,810

		11,256,789

Telecommunications Equipment — 0.8%
30,000	Anixter International, Inc. *	1,921,200
22,000	Ciena Corp. *	678,260
40,000	Cisco Systems, Inc. *	963,600
24,000	CommScope, Inc. *	835,920

		4,398,980

Tire & Rubber — 0.2%
29,600	Carlisle Companies, Inc.	989,824

Tobacco — 0.2%
16,900	British American Tobacco PLC ADR	1,280,175

Wireless Networking — 0.3%
5,000	Itron, Inc. *	451,150
44,000	SBA Communications Corp. Class A *	1,312,520

		1,763,670

	Total Common Stocks (Cost $298,013,668)	422,904,742

Principal Amount		Value

U.S. Treasury Obligations — 2.5%
$3,000,000	U.S. Treasury Notes, 4.00%, 11/15/12	3,221,484
8,000,000	U.S. Treasury Notes, 6.13%, 11/15/27	9,931,248
	Total U.S. Treasury Obligations (Cost $11,384,421)	13,152,732

U.S. Government Agency Obligations — 6.9%
2,000,000	Federal Home Loan Bank, 4.10%, 6/13/08	2,006,610
4,000,000	Federal Home Loan Bank, 4.25%, 9/12/08	4,033,072
1,000,000	Federal Home Loan Mortgage Corp., 4.25%, 7/15/09	1,025,056
2,000,000	Federal Home Loan Mortgage Corp., 5.88%, 3/21/11	2,157,486
2,000,000	Federal Home Loan Mortgage Corp., 4.50%, 1/15/13	2,109,214
452,884	Federal Home Loan Mortgage Corp., 5.00%, 1/1/21	458,439
132,539	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	134,068
244,807	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	247,630

Principal Amount		Value

$757,114	Federal Home Loan Mortgage Corp., 5.00%, 11/1/21	$765,844
1,159,283	Federal Home Loan Mortgage Corp., 5.50%, 4/15/22	1,193,291
3,750,853	Federal Home Loan Mortgage Corp., 5.50%, 3/15/24	3,866,244
2,204,837	Federal National Mortgage Association, 5.00%, 11/1/34	2,187,068
1,539,364	Government National Mortgage Association, 5.50%, 1/15/36	1,572,299
15,258,486	Government National Mortgage Association, 5.50%, 8/20/37	15,549,078
	Total U.S. Government Agency Obligations (Cost $36,308,694)	37,305,399

Corporate Bonds & Notes — 0.7%
Financial Services - Diversified — 0.7%
6,000,000	SLM Corp., 5.70%, 4/1/14 (1)	3,780,000

	Total Corporate Bonds & Notes (Cost $5,971,120)	3,780,000

	Total Investment Securities — 88.7% (Cost $351,677,903)	$477,142,873

Repurchase Agreements (2) — 11.4%
31,400,000	With Morgan Stanley, 1.15%, dated 3/31/08, due 4/1/08, delivery value $31,401,003 (collateralized by $24,555,000 U.S. Treasury Bonds 6.50%, due 11/15/26, with a value of $32,107,855)	31,400,000
30,000,000	With State Street Bank & Trust, 0.80%, dated 3/31/08, due 4/1/08, delivery value $30,000,667 (collateralized by $26,510,000 U.S. Treasury Notes 2.00%, due 1/15/16, with a value of $30,676,218)	30,000,000
	Total Repurchase Agreements (Cost $61,400,000)	61,400,000

Excess Of Liabilities Over Cash And Other Assets —(-0.1%)		(294,064)

Net Assets —100.0%		$538,248,809

Net Asset Value Per Outstanding Share ($538,248,809 ÷ 24,515,943 shares outstanding )		$21.96

*	Non-income producing.
(1)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.

Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2008 (Unaudited)

(2)
The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.  To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral.  In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

ADR	American Depositary Receipt

			Total Net
			Unrealized
Total Cost	Appreciation	Depreciation	Appreciation
$413,077,903	$141,437,606	$(15,972,636)	$125,464,970

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model, option adjusted spread pricing and estimated the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$447,388,912	-
Level 2 - Other Significant Observable Inputs	91,153,961	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$538,542,873	-

*Other financial instruments include futures, forwards and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$-	$-
Accrued discounts/premiums	-	-
Realized gain/loss and change in unrealized appreciation/depreciation	-	-*
Net purchases/sales	-	-
Net transfers in and/or out of Level 3	-	-
Balance, as of 03/31/08	$-	$-
Net change in unrealized appreciation/depreciation from investments still held as of 03/31/08	$-	$-

*The realized gain/loss earned during the period ended 03/31/08 for other financial instruments was $-.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	May 29, 2008